DEBT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT	DEBT

Debt £	2025	2024
Convertible notes payable	—	1,771,593
Convertible notes payable, net - related party	—	999,937
Convertible notes payable, at fair value	—	1,213,564
Convertible notes payable, at fair value - related party	—	40,930
Notes payable	340,072	231,631
Loans payable	100,000	—
Loans payable - related party	1,766,666	—
Accrued interest	67,512	144,585
Accrued interest - related party	43,153	126,827
Total Debt	2,317,403	4,529,067

The Company’s borrowing arrangements have historically consisted primarily of convertible loan notes issued, together with a smaller number of term and on-demand loan facilities entered into with both third-party and related-party lenders. Certain convertible loan notes were recorded based on contractual principal and accrued interest, while other convertible instruments were measured at fair value under the fair value option election in accordance with ASC 825.

During the year ended December 31, 2025, all outstanding convertible loan notes were settled in connection with the Company’s financing activities. For the convertible notes payable and convertible notes payable, net – related party balances, both outstanding principal and accrued interest were converted into equity in accordance with the applicable contractual terms. For the convertible notes payable measured at fair value, only principal balances were converted into equity, while related accrued interest was forgiven or otherwise settled separately. As a result, no convertible loan notes remained outstanding as of December 31, 2025.
The sections below describe the Company’s principal borrowing arrangements outstanding during the periods presented, beginning with the secured convertible loan notes issued in 2023.

2023 Secured Convertible Loan Notes

On June 29, 2023, the Company entered into a secured convertible loan note agreement providing for the issuance of notes with an aggregate principal amount of up to £2,500,000. The notes bore interest at a fixed rate of 12% per annum.

Under the terms of the agreement, each noteholder had the right, upon providing not less than 20 business days’ notice prior to the contractual repayment date, to convert all or a portion of the outstanding principal together with accrued interest into shares of the Company. The conversion price was determined by reference to a pre-money valuation of £58,000,000 divided by the number of shares in issue at the conversion date.

These notes were classified as financial liabilities and measured at amortized cost using the effective interest method.

As of December 31, 2024, balances outstanding in respect of the secured convertible loan notes issued in 2023 comprised:

•£1,453,593 of principal relating to third-party noteholders; and
•and £999,937 of principal relating to related-party noteholders.

Pantheon Loan Note

On October 12, 2024, the Company entered into a loan note agreement with a third-party lender providing for the issuance of loan notes with an aggregate principal amount of £318,000. The loan notes bear interest at 12% per annum and are repayable on October 12, 2025. The loan notes are classified as financial liabilities and measured at amortized cost using the effective interest method.

As of December 31, 2024, £318,000 of principal remained outstanding in respect of this loan note.
Together with the balances outstanding under the secured convertible loan notes issued in 2023, this loan note forms part of the total third-party convertible loan note balance of £1,771,593 as of December 31, 2024.

2024 Unsecured Convertible Loan Notes

In June and July 2024, the Company issued unsecured convertible loan notes in an aggregate principal amount of £2,100,000. These notes bore interest at 1% per month (12% per annum).

The 2024 convertible loan notes were convertible upon the occurrence of a defined conversion event, being the Company’s admission to trading on a recognized stock exchange following regulatory approval. The conversion price was equal to the initial listing price of the Company’s shares on the relevant exchange, less a 50% discount. Where an opening bid-offer range existed, the discount was applied to the midpoint price.

Management evaluated these instruments under ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging, and concluded that liability classification was appropriate. The Company elected the fair value option under ASC 825, Financial Instruments, for these notes. Accordingly, the 2024 convertible loan notes were initially recognized at fair value on the issuance date and subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in earnings.

As of December 31, 2024:

•convertible notes payable measured at fair value totaled £1,213,564
•the related-party portion measured at fair value totaled £40,930

Settlement of Convertible Notes During 2025

As described above, during the year ended December 31, 2025, the secured convertible loan notes issued in 2023 were settled through conversion of principal and accrued interest into equity. For the unsecured convertible loan notes issued in 2024 and measured at fair value, principal balances were primarily converted into equity, while accrued interest was generally forgiven. In the case of two instruments, both principal and accrued interest were repaid in cash. The movements in the carrying value of these instruments during the year ended December 31, 2025 are presented below.

See below for roll forward of the 2023 Secured Convertible Loan Notes:

£	January 1, 2024 - December 31, 2025
Beginning balance, January 1, 2024	1,796,289
Proceeds received	750,000
Interest accrued	129,870
Closing balance of convertible notes, December 31, 2024	2,676,159
Proceeds received	2,600,000
Interest accrued	447,886
Conversion of convertible notes	(5,724,045)
Closing balance of convertible notes, December 31, 2025	—

See below for roll forward of the Pantheon Loan Note:

£	January 1, 2024 - December 31, 2025
Beginning balance, January 1, 2024	—
Proceeds received	318,000
Interest accrued	38,160
Interest paid	(38,160)
Closing balance of convertible notes, December 31, 2024	318,000
Proceeds received	—
Interest accrued	38,683
Interest paid	(30,110)
Conversion of convertible notes	(318,000)
Closing balance of interest outstanding on convertible notes, December 31, 2025	8,573

See below for the roll forward of the convertible debt held at fair value:

£	January 1, 2024 - December 31, 2025
Beginning balance, January 1, 2024	—
Fair value balance of convertible notes, at issuance	775,000
Change in fair value of convertible notes	479,024
Balance of fair value of convertible notes, December 31, 2024	1,254,024
Issuance of convertible notes	50,000
Change in fair value of convertible notes	489,832
Repayment of convertible notes	(125,000)
Carrying value of convertible notes extinguished upon conversion to equity	(1,668,856)
Ending fair value of convertible notes, December 31, 2025	—

Notes Payable

Legacy third-party loan arrangement (PIK facility)
On February 10, 2023, the Company entered into a note agreement with a third party investor for an aggregate principal amount of £200,000, followed by an add-on investment of £15,499. The advances bear interest at rates of 1.5% and 2.0% per month, respectively. Following the first anniversary of each advance, unpaid accrued interest is capitalized to the principal balance and thereafter accrues on a paid-in-kind (“PIK”).

The facility was originally scheduled to mature on February 10, 2024. Near the original maturity date, the repayment terms were extended by agreement with the lender and the facility is currently repayable on demand. Management evaluated the extension of the repayment terms in accordance with ASC 470, Debt, and concluded that, because there were no substantive changes to the terms of the arrangement, the extension represents a modification of the existing debt rather than an extinguishment.

As of December 31, 2025, amounts outstanding under this loan arrangement totaled £397,536, consisting of £340,072 of principal (including capitalized PIK interest) and £57,464 of accrued interest.

365-day third-party loan facility

On November 13, 2025, the Company entered into a loan facility with a third-party lender pursuant to which it received an advance of £100,000. This facility has a contractual terms of 365 days from the respective date of drawdown.

As of December 31, 2025, accrued interest at 12% per annum outstanding in relation to this facility totaled £1,475.

Related-party loan facilities

During the year ended December 31, 2025, the Company entered into loan facilities with related-party lenders pursuant to which it received advances totaling £1,766,666, consisting of:

•a 365-day term facility of £633,333, entered into on September 29, 2025 and maturing on September 29, 2026; and
•on-demand loan facilities totaling £1,133,333, which are contractually repayable upon five business days' notice from written request by the lenders

As of December 31, 2025, accrued interest at 12% per annum outstanding in relation to these facilities totaled £43,153.

Further information regarding related-party borrowings is included in Note 8 – Related Parties.